Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI ACWI ex U.S. ETF(a)	2,420,031	$118,024,912

Total Investment Companies — 99.8%
(Cost: $122,809,082)		118,024,912

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	510,000	510,000

Total Short-Term Investments — 0.4%
(Cost: $510,000)		510,000

Total Investments in Securities — 100.2%
(Cost: $123,319,082)		118,534,912

Other Assets, Less Liabilities — (0.2)%		(281,327)

Net Assets — 100.0%		$118,253,585

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$440,000	(a)	$—	$—	$—	$510,000	510,000	$35	$—
iShares MSCI ACWI ex U.S. ETF	120,314,149	39,307,346		(22,224,209)	2,091,137	(21,463,511)	118,024,912	2,420,031	2,153,506	—
					$2,091,137	$(21,463,511)	$118,534,912		$2,153,541	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,740,000	USD	1,965,255	SSB	05/05/22	$3,589
DKK	13,864,000	USD	1,966,308	SSB	05/05/22	14
EUR	22,451,000	USD	23,686,434	SSB	05/05/22	82
GBP	8,998,000	USD	11,296,917	SSB	05/05/22	17,598
MXN	16,065,000	USD	786,851	SSB	05/05/22	76
THB	21,668,000	USD	632,227	SSB	05/05/22	415
TRY	1,428,000	USD	96,123	SSB	05/05/22	50
USD	450,727	AUD	600,000	BOA	05/05/22	26,785
USD	5,848,925	AUD	7,787,000	JPM	05/05/22	346,860
USD	117,435	BRL	563,000	CITI	05/05/22	3,630
USD	1,930,625	BRL	9,250,000	MS	05/05/22	60,829
USD	545,918	CAD	682,000	BNP	05/05/22	15,042

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,711,877	CAD	12,133,000	BOA	05/05/22	$267,433
USD	26,155	CAD	33,000	JPM	05/05/22	467
USD	25,159	CAD	32,000	SSB	05/05/22	249
USD	19,865	CHF	19,000	BOA	05/05/22	331
USD	273,034	CHF	251,000	HSBC	05/05/22	14,981
USD	21,230	CHF	20,000	JPM	05/05/22	668
USD	7,897,545	CHF	7,260,000	SSB	05/05/22	433,530
USD	25,879	CLP	20,470,000	CITI	05/05/22	1,881
USD	228,083	CLP	180,354,000	MS	05/05/22	16,649
USD	1,859,221	CNH	11,826,000	CITI	05/05/22	79,309
USD	4,132	CNH	27,000	HSBC	05/05/22	69
USD	32,967	CNH	210,000	MS	05/05/22	1,360
USD	5,226	DKK	36,000	BBP	05/05/22	120
USD	5,388	DKK	37,000	BOA	05/05/22	141
USD	11,764	DKK	79,000	DB	05/05/22	559
USD	127,852	DKK	854,000	HSBC	05/05/22	6,729
USD	1,925,051	DKK	12,858,000	SSB	05/05/22	101,410
USD	25,169,281	EUR	22,600,000	BNP	05/05/22	1,325,565
USD	212,707	EUR	191,000	HSBC	05/05/22	11,196
USD	61,749	EUR	57,000	JPM	05/05/22	1,613
USD	62,636	EUR	58,000	SOC	05/05/22	1,444
USD	31,380	GBP	24,000	BBP	05/05/22	1,201
USD	159,805	GBP	122,000	HSBC	05/05/22	6,397
USD	11,693,563	GBP	8,883,000	SSB	05/05/22	523,654
USD	10,395,125	HKD	81,386,000	JPM	05/05/22	23,325
USD	48,318	HKD	379,000	MS	05/05/22	18
USD	32,560	HKD	255,000	SSB	05/05/22	63
USD	2,044	MXN	41,000	BOA	05/05/22	36
USD	764,050	MXN	15,320,000	CITI	05/05/22	13,616
USD	45,632	MXN	915,000	HSBC	05/05/22	812
USD	1,973	MXN	40,000	UBS	05/05/22	13
USD	1,594	NOK	14,000	CITI	05/05/22	102
USD	32,923	NOK	288,000	HSBC	05/05/22	2,217
USD	1,563	NOK	14,000	JPM	05/05/22	70
USD	566,059	NOK	4,952,000	SSB	05/05/22	38,093
USD	679	NZD	1,000	BOA	05/05/22	33
USD	157,811	NZD	227,000	HSBC	05/05/22	11,259
USD	1,386	NZD	2,000	JPM	05/05/22	94
USD	664	NZD	1,000	SSB	05/05/22	18
USD	6,933	SEK	66,000	BBP	05/05/22	211
USD	65,704	SEK	612,000	HSBC	05/05/22	3,376
USD	6,920	SEK	66,000	MS	05/05/22	199
USD	2,742,339	SEK	25,543,000	SSB	05/05/22	140,962
USD	893,904	SGD	1,210,000	BNP	05/05/22	18,963
USD	46,545	SGD	63,000	HSBC	05/05/22	990
USD	2,211	SGD	3,000	MS	05/05/22	42
USD	645,346	THB	21,470,000	CITI	05/05/22	18,484
USD	6,406	THB	215,000	HSBC	05/05/22	129
USD	270	TRY	4,000	HSBC	05/05/22	1
USD	270	TRY	4,000	UBS	05/05/22	—

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,670,002	TWD	162,341,000	MS	05/05/22	$160,821
USD	1,360,255	ZAR	19,956,000	CITI	05/05/22	96,757
USD	55,820	ZAR	819,000	HSBC	05/05/22	3,966
USD	3,202	ZAR	50,000	SSB	05/05/22	36
ZAR	20,785,000	USD	1,314,014	SSB	05/05/22	1,972
ILS	1,106,000	USD	331,044	SSB	05/06/22	246
KRW	6,362,588,000	USD	5,050,475	SSB	05/06/22	2,951
USD	916	ILS	3,000	BOA	05/06/22	18
USD	932	ILS	3,000	HSBC	05/06/22	34
USD	347,998	ILS	1,110,000	MS	05/06/22	15,510
USD	216,257	INR	16,470,000	CITI	05/06/22	941
USD	4,330,028	INR	329,787,000	MS	05/06/22	18,640
USD	83,540	JPY	10,625,000	BOA	05/06/22	1,667
USD	1,158,094	JPY	140,483,000	HSBC	05/06/22	75,582
USD	16,497,560	JPY	2,001,225,000	JPM	05/06/22	1,076,832
USD	113,790	KRW	138,221,000	CITI	05/06/22	4,010
USD	5,134,597	KRW	6,240,060,000	MS	05/06/22	178,487
USD	522,472	MYR	2,205,000	MS	05/09/22	15,209
BRL	544,000	USD	108,724	MS	06/03/22	209
EUR	95,000	USD	100,351	JPM	06/03/22	—
MXN	187,000	USD	9,108	JPM	06/03/22	1
USD	5,942,069	AUD	8,357,000	BNP	06/03/22	34,147
USD	232,886	AUD	328,000	JPM	06/03/22	1,009
USD	20,453	BRL	102,000	MS	06/03/22	28
USD	9,965,451	CAD	12,737,000	CITI	06/03/22	51,062
USD	241,714	CAD	310,000	JPM	06/03/22	412
USD	75,291	CHF	73,000	CITI	06/03/22	137
USD	224,916	CHF	218,000	JPM	06/03/22	483
USD	7,657,459	CHF	7,422,000	SSB	06/03/22	16,453
USD	2,746	CLP	2,354,000	MS	06/03/22	3
USD	233,672	CLP	200,304,000	SSB	06/03/22	297
USD	80,088	DKK	564,000	JPM	06/03/22	—
USD	391,453	EUR	370,000	SOC	06/03/22	612
USD	280,115	INR	21,510,000	MS	06/03/22	90
USD	4,516,929	INR	346,855,000	SSB	06/03/22	1,446
USD	415,566	JPY	53,764,000	BOA	06/03/22	911
USD	16,250,626	JPY	2,103,572,000	SSB	06/03/22	26,823
USD	8,198	MXN	168,000	HSBC	06/03/22	14
USD	14,061	NOK	131,000	JPM	06/03/22	94
USD	565,447	NOK	5,268,000	SSB	06/03/22	3,768
USD	2,587	NZD	4,000	BOA	06/03/22	5
USD	649	NZD	1,000	JPM	06/03/22	3
USD	146,037	NZD	225,000	SSB	06/03/22	770
USD	2,635,536	SEK	25,792,000	SSB	06/03/22	6,944
USD	18,100	SGD	25,000	JPM	06/03/22	24
USD	918,895	SGD	1,269,000	SSB	06/03/22	1,353
USD	25,131	ZAR	397,000	CITI	06/03/22	74
ZAR	784,000	USD	49,415	JPM	06/03/22	68
USD	19,534	CNH	130,000	HSBC	06/07/22	13
USD	206,518	GBP	164,000	BOA	06/07/22	299

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,151,816	HKD	79,598,000	SSB	06/07/22	$762
USD	174,013	KRW	219,500,000	MS	06/07/22	271
USD	5,041,670	KRW	6,362,588,000	SSB	06/07/22	5,462
USD	74,601	TWD	2,189,000	MS	06/07/22	72
USD	5,490,460	TWD	161,145,000	SSB	06/07/22	3,958
						5,356,808
AUD	8,357,000	USD	5,939,027	BNP	05/05/22	(34,217)
AUD	30,000	USD	22,459	SSB	05/05/22	(1,262)
BRL	73,000	USD	15,267	MS	05/05/22	(511)
CAD	143,000	USD	114,516	BOA	05/05/22	(3,203)
CAD	12,737,000	USD	9,965,543	CITI	05/05/22	(50,939)
CHF	128,000	USD	138,867	JPM	05/05/22	(7,270)
CHF	7,422,000	USD	7,647,076	SSB	05/05/22	(16,509)
CLP	520,000	USD	659	MS	05/05/22	(49)
CLP	200,304,000	USD	235,043	SSB	05/05/22	(222)
CNH	834,000	USD	131,130	HSBC	05/05/22	(5,606)
CNY	11,229,000	USD	1,690,873	SSB	05/05/22	(814)
EUR	455,000	USD	503,993	UBS	05/05/22	(23,954)
GBP	31,000	USD	40,701	JPM	05/05/22	(1,720)
HKD	4,294,000	USD	548,465	HSBC	05/05/22	(1,239)
HKD	77,726,000	USD	9,906,366	SSB	05/05/22	(995)
MXN	251,000	USD	12,550	UBS	05/05/22	(255)
NOK	5,268,000	USD	565,442	SSB	05/05/22	(3,784)
NZD	6,000	USD	4,171	HSBC	05/05/22	(298)
NZD	225,000	USD	146,034	SSB	05/05/22	(774)
SEK	495,000	USD	52,767	DB	05/05/22	(2,355)
SEK	25,792,000	USD	2,633,733	SSB	05/05/22	(6,997)
SGD	1,276,000	USD	924,131	SSB	05/05/22	(1,466)
THB	17,000	USD	512	UBS	05/05/22	(15)
TWD	1,196,000	USD	41,825	CITI	05/05/22	(1,238)
TWD	161,145,000	USD	5,482,055	SSB	05/05/22	(13,461)
USD	86,163	TRY	1,292,000	CITI	05/05/22	(850)
USD	8,439	TRY	127,000	HSBC	05/05/22	(114)
USD	66	TRY	1,000	MS	05/05/22	(1)
ZAR	40,000	USD	2,725	HSBC	05/05/22	(193)
ILS	10,000	USD	3,136	UBS	05/06/22	(141)
INR	309,000	USD	4,055	MS	05/06/22	(15)
INR	346,855,000	USD	4,535,534	SSB	05/06/22	(1,012)
JPY	48,761,000	USD	401,249	BOA	05/06/22	(25,514)
JPY	2,103,572,000	USD	16,236,277	SSB	05/06/22	(26,899)
KRW	15,693,000	USD	12,914	MS	05/06/22	(450)
USD	11,842	INR	907,000	MS	05/06/22	(15)
MYR	15,000	USD	3,559	MS	05/09/22	(109)
MYR	2,196,000	USD	506,224	SSB	05/09/22	(1,031)
USD	1,375	MYR	6,000	MS	05/09/22	(5)
CAD	204,000	USD	159,611	MS	06/03/22	(819)
DKK	35,000	USD	4,978	BOA	06/03/22	(8)
JPY	14,231,000	USD	109,939	JPM	06/03/22	(183)
NOK	1,000	USD	107	JPM	06/03/22	—
SEK	101,000	USD	10,323	JPM	06/03/22	(30)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency	Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	17,000	USD	1,124	DB	06/03/22	$(3)
USD	1,947,221	BRL	9,740,000	SSB	06/03/22	(3,158)
USD	3,203	CLP	2,750,000	MS	06/03/22	(1)
USD	1,968,675	DKK	13,864,000	SSB	06/03/22	(10)
USD	23,715,485	EUR	22,451,000	SSB	06/03/22	(118)
USD	8,400	ILS	28,000	BBP	06/03/22	—
USD	6,595	ILS	22,000	JPM	06/03/22	(5)
USD	331,530	ILS	1,106,000	SSB	06/03/22	(273)
USD	782,453	MXN	16,065,000	SSB	06/03/22	(125)
USD	32,647	MYR	142,000	MS	06/03/22	(58)
USD	504,828	MYR	2,196,000	SSB	06/03/22	(951)
USD	14,077	TRY	214,000	JPM	06/03/22	(34)
USD	94,108	TRY	1,428,000	SSB	06/03/22	(54)
USD	1,309,848	ZAR	20,785,000	SSB	06/03/22	(2,016)
CNH	496,000	USD	74,513	JPM	06/07/22	(32)
HKD	4,833,000	USD	616,441	JPM	06/07/22	(93)
TWD	7,122,000	USD	242,603	MS	06/07/22	(120)
USD	1,686,728	CNY	11,229,000	SSB	06/07/22	(4,209)
USD	362,827	GBP	289,000	JPM	06/07/22	(571)
USD	11,296,728	GBP	8,998,000	SSB	06/07/22	(17,646)
USD	4,934	THB	169,000	HSBC	06/07/22	(3)
USD	14,728	THB	505,000	JPM	06/07/22	(23)
USD	631,886	THB	21,668,000	SSB	06/07/22	(1,003)
						(267,048)
	Net unrealized appreciation					$5,089,760

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$118,024,912	$—	$—	$118,024,912
Money Market Funds	510,000	—	—	510,000
	$118,534,912	$—	$—	$118,534,912
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$5,356,808	$—	$5,356,808
Liabilities
Forward Foreign Currency Exchange Contracts	—	(267,048)	—	(267,048)
	$—	$5,089,760	$—	$5,089,760

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen

KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand